FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of financial instruments measured at fair value
DECEMBER 31, 2016	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$56,130	$56,130	$56,130

DECEMBER 31, 2015	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$60,161	$60,161	$60,161